Statement of Changes in Net Assets Available for Benefits - SBA Defined Contribution Plan for Primis Bank	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 6,582,823
Interest and dividends	588,906
Total investment income	7,171,729
Interest income on notes receivable from participants	53,636
Contributions
Participant	3,767,915
Employer	1,862,557
Rollover	744,026
Total contributions	6,374,498
Total additions	13,599,863
Deductions from net assets attributed to:
Benefits paid to participants	3,917,669
Administrative expenses	362,846
Total deductions	4,280,515
Net increase	9,319,348
Net assets available for benefits:
Beginning of year	44,410,279
End of year	$ 53,729,627